Partners' Capital - Partnership Units (Table) (Details) - shares	Jun. 30, 2018	Dec. 31, 2017
Partners' Capital [Abstract]
Common units	127,246,692	127,246,692
General partner units	2,439,989	2,439,989
Preferred units	12,983,333	12,983,333
Total partnership units	142,670,014	142,670,014